Summary of Significant Accounting Policies - Other Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) item	Dec. 31, 2017 USD ($) item
Summary of Significant Accounting Policies
Impairment of long lived assets	$ 0
Number of reporting units | item	5	1
Impairment of goodwill	$ 0
Impairment of indefinite lived intangible assets	0
Outstanding Debt	2,028,993	$ 2,060,700
Advertising expense	$ 12,150	$ 14,416
Minimum
Summary of Significant Accounting Policies
Estimated Useful lives (in years)	2 years
Maximum
Summary of Significant Accounting Policies
Estimated Useful lives (in years)	20 years
Capitalized computer software
Summary of Significant Accounting Policies
Estimated Useful lives (in years)	5 years
Purchased computer software
Summary of Significant Accounting Policies
Estimated Useful lives (in years)	3 years
Customer relationships | Minimum
Summary of Significant Accounting Policies
Estimated Useful lives (in years)	2 years
Customer relationships | Maximum
Summary of Significant Accounting Policies
Estimated Useful lives (in years)	14 years
Databases and content | Minimum
Summary of Significant Accounting Policies
Estimated Useful lives (in years)	13 years
Databases and content | Maximum
Summary of Significant Accounting Policies
Estimated Useful lives (in years)	20 years
Computer hardware
Summary of Significant Accounting Policies
Estimated Useful lives (in years)	3 years
Furniture, fixtures and equipment | Minimum
Summary of Significant Accounting Policies
Estimated Useful lives (in years)	5 years
Furniture, fixtures and equipment | Maximum
Summary of Significant Accounting Policies
Estimated Useful lives (in years)	7 years